Income Taxes (Tables)	12 Months Ended
Feb. 28, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	For the year ended
	February 28, 2019	February 29, 2020	February 28, 2021
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	16,450	16,865	8,030	1,241
Deferred income tax expense:
PRC	(6,334)	(12,676)	(3,270)	(506)
Total income tax expense	10,116	4,189	4,760	735

Summary of Deferred Tax Assets and Liabilities

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	3,578	4,440	686
Advertising expenses	2,982	3,019	466
Rental	2,744	2,701	417
Accrued expenses	6,748	12,048	1,861
Property and equipment, net	213	102	16
Allowance for doubtful accounts	244	244	38
Less: valuation allowance	(3,064)	(6,301)	(973)
Total deferred tax assets	13,445	16,253	2,511

Deferred tax liabilities:
Intangible assets	2,136	1,673	258
Total deferred tax liabilities	2,136	1,673	258

Summary of Movement of Valuation Allowance	Movement of the valuation allowance is as follows:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Balance at the beginning of the year	(1,599)	(3,064)	(473)
Provided	(1,465)	(3,733)	(577)
Written off	—	496	77
Balance at the end of the year	(3,064)	(6,301)	(973)

Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 28, 2019, February 29, 2020 and February 28, 2021 are as follows:

	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	95%	(36%)	(32%)
Effect of preferential tax rate	(32%)	6%	8%
Effect of different tax rate of subsidiary operation in other jurisdiction	23%	2%	(7%)
Effect of valuation allowance	5%	(1%)	(19%)
Effective tax rate	116%	(4%)	(25%)